Variable Interest Entities - Summary of Income Expenses and Net Income Loss of Variable Interest Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Income Expenses and Net Income Loss of Variable Interest Entities [line Items]
Revenue	$ 821,682	$ 476,251
Net income (loss) attributable to non-controlling interests	22,763	9,386
Net income (loss) attributable to Cresco Labs Inc.	(319,597)	(102,157)
Net income (loss)	(296,834)	(92,771)
Cresco Labs Michigan, LLC [Member]
Summary of Income Expenses and Net Income Loss of Variable Interest Entities [line Items]
Revenue	4,031	2,916
Net income (loss) attributable to non-controlling interests	0	0
Net income (loss) attributable to Cresco Labs Inc.	(9,120)	(1,796)
Net income (loss)	$ (9,120)	(1,796)
Cresco Labs, LLC [Member]
Summary of Income Expenses and Net Income Loss of Variable Interest Entities [line Items]
Revenue		98,786
Net income (loss) attributable to non-controlling interests		6,666
Net income (loss) attributable to Cresco Labs Inc.		10,204
Net income (loss)		$ 16,870